Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
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Goodwill and Intangible Assets

9. GOODWILL AND INTANGIBLE ASSETS

GOODWILL

Goodwill is initially recognised based on the accounting policy for business combinations (see note 21). Goodwill is subsequently measured at cost less amounts provided for impairment. The Group has nine cash generating units (CGUs) based on the three geographical areas and three divisions. Global Spreads business which was recognised as a separate CGU in 2017 has been disposed off in 2018.

Goodwill acquired in a business combination is allocated to the Group’s CGUs, or groups of CGUs, that are expected to benefit from the synergies of the combination. These might not always be the same as the CGUs that include the assets and liabilities of the acquired business. Each unit or group of units to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purposes, and is not larger than an operating segment.

INTANGIBLE ASSETS

Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.

Development expenditure for internally-produced intangible assets is capitalised only if the costs can be reliably measured, future economic benefits are probable, the product is technically feasible and the Group has the intent and the resources to complete the project. Research expenditure to support development of internally-produced intangible assets is recognised in profit or loss as incurred.

Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary. Any impairment is charged to the income statement as it arises.

Finite-life intangible assets mainly comprise software, patented and non-patented technology, know-how and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years.

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
		Indefinite-life
Movements during 2018	Goodwill	intangible assets	Software	Other	Total
Cost
1 January 2018	18,042	10,275	2,499	1,090	31,906
Hyperinflation restatement to 1 January 2018	244	25	3	—	272
Acquisitions of group companies	470	825	—	12	1,307
Disposals of group companies	(1)	(1)	—	—	(2)
Reclassification to held for sale(a)	(227)	(55)	(1)	—	(283)
Reclassification from held for sale	—	9	—	—	9
Additions	—	—	201	2	203
Disposals	—	—	—	(15)	(15)
Currency retranslation	(151)	156	(15)	14	4
Hyperinflationary adjustment	125	13	2	—	140

31 December 2018	18,502	11,247	2,689	1,103	33,541

Accumulated amortisation and impairment
1 January 2018	(1,161)	(14)	(1,637)	(693)	(3,505)
Hyperinflation restatement to 1 January 2018	—	—	(3)	—	(3)
Amortisation/impairment for the year	—	(198)	(297)	(61)	(556)
Disposals	—	—	—	14	14
Currency retranslation	—	—	12	(8)	4
Hyperinflationary adjustment	—	—	(2)	—	(2)

31 December 2018	(1,161)	(212)	(1,927)	(748)	(4,048)

Net book value 31 December 2018(b)	17,341	11,035	762	355	29,493

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
		Indefinite-life
Movements during 2017	Goodwill	intangible assets	Software	Other	Total
Cost
1 January 2017	18,789	8,358	2,578	1,068	30,793
Acquisitions of group companies	2,557	2,622	—	88	5,267
Reclassification to held for sale(a)	(2,228)	(82)	(1)	—	(2,311)
Reclassification from held for sale	28	—	—	—	28
Additions	—	—	153	1	154
Disposals	—	—	(78)	(1)	(79)
Currency retranslation	(1,104)	(623)	(153)	(66)	(1,946)

31 December 2017	18,042	10,275	2,499	1,090	31,906

Accumulated amortisation and impairment
1 January 2017	(1,165)	(13)	(1,484)	(698)	(3,360)
Amortisation/impairment for the year	—	—	(324)	(41)	(365)
Disposals	—	—	78	1	79
Currency retranslation	4	(1)	93	45	141

31 December 2017	(1,161)	(14)	(1,637)	(693)	(3,505)

Net book value 31 December 2017(b)	16,881	10,261	862	397	28,401

(a)

Goodwill and intangibles amounting to €283 million has been reclassified as held for sale in relation to the Spreads and Alsa baking and dessert businesses. In 2017 €2,311 million goodwill and intangibles related to Spreads business were reclassified as held for sale.

(b)

Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,789 million (2017: €1,770 million), Carver Korea €1,534 million (2017: € 1,520 million) and Hellmann’s €1,195 million (2017: €1,160 million).

There are no significant carrying amounts of goodwill and intangible assets that are allocated across multiple cash generating units.

Goodwill acquired in a business combination is allocated to Unilever’s cash generating units for the purposes of impairment testing. The assets acquired in business combinations are also assessed to determine the impact on the Group’s cash generating units, particularly whether new cash generating units are created. This assessment and allocation has not been completed for any of the acquisitions completed during 2018 except for goodwill and assets acquired in the Quala acquisition which are included in the Beauty & Personal Care The Americas and Home Care The Americas cash generating units. At 31 December 2018, there is no indication that the acquired goodwill and assets are impaired.

The impact of applying IAS 29 for Argentina has increased goodwill by €369 million. The goodwill that relates to our business in Argentina was initially recognised in 2000 when Unilever acquired Bestfoods. In accordance with IAS 29 this goodwill has been adjusted for inflation from the date of recognition until 31 December 2018. Our impairment testing included this inflated amount.

IMPAIRMENT CHARGES

We have tested all material goodwill and indefinite-life intangible assets for impairment. No impairments were identified except for the Blueair intangibles. The Blueair acquisition included an element of deferred consideration payable in 2021. The terms relating to this element allowed the sellers to request an early settlement for a reduced sum. Such a request was made in 2018 and the payment was made to the sellers, reducing the consideration payable by €277 million and generating a credit in non-underlying items within the line ‘acquisition & disposal related costs’. This early termination has been considered as a trigger event for an impairment review for Blueair intangible assets and a €208 million charge has been recognised in non-underlying items within the line ‘impairments and other one-off items’ (see note 3)

SIGNIFICANT CGUS

The goodwill and indefinite-life intangible assets held in the CGUs relating to Foods & Refreshment Europe, Foods & Refreshment The Americas, Beauty & Personal Care The Americas and Beauty & Personal Care Asia/AMET/RUB are considered significant within the total carrying amounts of goodwill and indefinite-life intangible assets at 31 December 2018 in terms of size, headroom and sensitivity to assumptions used.

The goodwill and indefinite-life intangible assets held in the significant CGUs are:

	€ billion	€ billion
		Indefinite-life
		intangible
2018 CGUs	Goodwill	assets
Foods & Refreshment Europe	3.9	1.6
Foods & Refreshment The Americas	3.9	2.1
Beauty & Personal Care The Americas	4.0	2.8
Beauty & Personal Care Asia/AMET/RUB	1.7	2.0

	€ billion	€ billion
		Indefinite-life
2017 CGUs	Goodwill	intangible assets
Foods (excluding spreads) Europe	4.5	1.6
Foods (excluding spreads) The Americas	2.8	1.4
Foods (excluding spreads) Asia/AMET/RUB	1.5	0.4
Beauty & Personal Care The Americas	2.5	1.5

In 2017 the global spreads CGU was also considered significant, with a carrying value of €2,228 million in goodwill and €82 million in indefinite-life intangible assets. These were classified as assets held for sale.

Value in use has been calculated as the present value of projected cash flows. A pre-tax discount rate of 7.4% (2017: 7.4%) was used. For the significant CGUs, the following key assumptions were used in the discounted cash flow projections:

	Foods &	Foods &	Beauty &	Beauty &
	Refreshment	Refreshment	Personal Care	Personal Care
			The	Asia/
	Europe	The Americas	Americas	AMET/RUB
Longer-term sustainable growth rates	1.2%	1.6%	1.6%	3.8%
Average near-term nominal growth rates	0.0%	0.7%	2.8%	3.9%
Average operating margins	16%	15%	20%	22%

The projections cover a period of five years, as we believe this to be the most appropriate timescale over which to review and consider annual performances before applying a fixed terminal value multiple to the final year cash flows.

The growth rates and margins used to estimate future performance are based on the conservative end of the range of estimates from past performance, our annual forecast and three year strategic plan extended to year 4 and 5.

We have performed sensitivity analyses around the base assumptions. There are no reasonably possible changes in a key assumption that would cause the carrying amount to exceed the recoverable amount.